Schedule of Investments (unaudited) April 30, 2020	iShares® Core Conservative Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 16.9%
iShares Core S&P 500 ETF(a)	330,011	$96,086,003
iShares Core S&P Mid-Cap ETF(a)	36,318	5,962,689
iShares Core S&P Small-Cap ETF(a)(b)	39,033	2,472,740

		104,521,432

Domestic Fixed Income — 58.6%
iShares Core Total USD Bond Market ETF(a)(b)	6,809,050	362,922,365

International Equity — 14.0%
iShares Core MSCI Emerging Markets ETF(a)	476,389	20,799,144
iShares Core MSCI International Developed Markets ETF(a)	1,393,091	66,088,237

		86,887,381

International Fixed Income — 10.5%
iShares Core International Aggregate Bond ETF(a)(b)	1,168,534	64,888,693

Total Investment Companies — 100.0% (Cost: $612,598,051)		619,219,871

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(a)(c)(d)	35,789,119	35,828,487

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(c)	1,641,000	$1,641,000

		37,469,487

Total Short-Term Investments — 6.0% (Cost: $37,439,829)		37,469,487

Total Investments in Securities — 106.0% (Cost: $650,037,880)		656,689,358

Other Assets, Less Liabilities — (6.0)%		(37,193,252)

Net Assets — 100.0%		$619,496,106

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,584,540	30,204,579	(b)	—	35,789,119	$35,828,487	$73,029	(c)	$3,196		$29,658
BlackRock Cash Funds: Treasury, SL Agency Shares	503,000	1,138,000	(b)	—	1,641,000	1,641,000	8,308		—		—
iShares Core International Aggregate Bond ETF	1,028,641	404,977		(265,084)	1,168,534	64,888,693	967,371		647,565		(259,675)
iShares Core MSCI Emerging Markets ETF	308,938	238,516		(71,065)	476,389	20,799,144	464,192		12,570		(2,702,958)
iShares Core MSCI International Developed Markets ETF	1,014,391	609,267		(230,567)	1,393,091	66,088,237	964,744		(210,177)		(8,693,143)
iShares Core S&P 500 ETF	255,259	143,389		(68,637)	330,011	96,086,003	1,374,743		4,753,841		(7,344,997)
iShares Core S&P Mid-Cap ETF	27,109	15,239		(6,030)	36,318	5,962,689	80,325		117,154		(1,204,400)
iShares Core S&P Small-Cap ETF	29,339	16,128		(6,434)	39,033	2,472,740	32,021		57,636		(632,328)
iShares Core Total USD Bond Market ETF	6,147,871	2,424,525		(1,763,346)	6,809,050	362,922,365	7,734,236		1,795,125		8,395,361

						$656,689,358	$11,698,969		$7,176,910		$(12,412,482)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Conservative Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$619,219,871	$—	$—	$619,219,871
Money Market Funds	37,469,487	—	—	37,469,487

	$656,689,358	$—	$—	$656,689,358

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